OFFICE LEASE RIGHT OF USE ASSET AND LEASE LIABILITY (Details 1)	9 Months Ended		12 Months Ended
	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 USD ($)	Mar. 31, 2023 CAD ($)
OFFICE LEASE RIGHT OF USE ASSET AND LEASE LIABILITY (Details)
Beginning period of lease liability		$ 72,903	$ 90,028
Lease payment- base rent portion	$ (21,014)		(26,745)
Lease liability - accretion expense	5,755		9,620
Ending period of lease liability		$ 57,644	72,903
Current portion	22,754		20,696
Long term portion	$ 34,890		$ 52,207